LONG-TERM INVESTMENTS, NET - Long-term held to maturity investments (Details) - Dec. 31, 2024 - Long-Term Investments [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized cost	¥ 1,808,331
Gross unrecognized holding gains	0
Gross unrecognized holding losses	(9,887)
Fair value	¥ 1,798,444	$ 246,386